Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of disaggregation of revenues

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Units placed	$1,104	$1,544	$3,350	$4,744
Spare parts and warranties	130	73	342	222
Total Revenues	$1,234	$1,617	$3,692	$4,966

	Year Ended December 31,
	2018	2017 (1)	2016 (1)
Units placed	6,237	7,490	5,670
Spare parts and warranties	308	263	199
Total Revenues	6,545	7,753	5,869

(1)	As noted above, prior period amounts have not been adjusted under the modified retrospective method.

Schedule of Contract balances
	September 30,	December 31,
	2019	2018
Trade receivable, net (1)	$572	$758
Deferred revenues (1) (2)	$848	$668

(1)	Balance presented net of unrecognized revenues that were not yet collected.

(2)	$223 thousand of December 31, 2018 deferred revenues balance were recognized as revenues during the nine months ended September 30, 2019.

	December 31,	December 31,
	2018	2017
Trade receivable, net	$758	$1,103
Short and Long term deferred revenues (1)	$668	$384

(1)	$135 thousand of December 31, 2017 deferred revenues balance were recognized as revenues during the year ended December 31, 2018.

Schedule of concentration of credit risk

	September 30,		December 31,
	2019		2018
Customer A	19%		*	)
Customer B	18%		*	)
Customer C	18%		*	)
Customer D	16%		*	)
Customer E	14%		*	)
Customer F	*	)	29%
Customer G	*	)	15%
Customer H	*	)	14%
Customer I	*	)	13%
Customer J	*	)	12%

*)	Less than 10%

	December 31,
	2018	2017
Customer A	* )	14%
Customer B	* )	17%
Customer C	* )	10%
Customer D	28%	*	)
Customer E	15%	*	)
Customer F	14%	*	)
Customer G	13%	*	)
Customer H	12%	*	)

*)	Less than 10%

Schedule of product warranty liability
US Dollars in thousands
Balance at December 31, 2018	$304
Provision	142
Usage	(201)
Balance at September 30, 2019	$245

US Dollars in thousands
Balance at December 31, 2017	$488
Provision	185
Usage	(369)
Balance at December 31, 2018	$304

Schedule of property and equipment estimated useful lives
%
Computer equipment	20-33 (mainly 33)
Office furniture and equipment	6 - 10 (mainly 10)
Machinery and laboratory equipment	15
Field service units	50
Leasehold improvements	Over the shorter of the lease term or estimated useful life

Schedule of Black-Scholes-Merton option pricing model assumptions

	Nine Months Ended September 30,
	2019	2018
Expected volatility	57.5%	57.07 - 61.12%
Risk-free rate	2.22%	2.74% - 2.83%
Dividend yield	—%	—%
Expected term (in years)	6.11	6.11
Share price	$5.37	$25.50 - 28.75

	December 31,
	2018	2017	2016
Expected volatility	57% - 61%	55% - 59%	53% - 60%
Risk-free rate	2.74% - 2.83%	1.78% - 2.07%	1.16% - 1.60%
Dividend yield	—%	—%	—%
Expected term (in years)	6.11	5.31 - 6.11	5.31 - 6.11
Share price	$25.5 - $28.75	$32.50 - $50.00	$170 - $297.00

Schedule of basic and diluted net loss per ordinary share
	Year ended December 31,
	2018	2017	2016
Net loss	$(21,675)	$(24,717)	$(32,503)

Net loss attributable to ordinary shares	(21,675)	(24,717)	(32,503)
Shares used in computing net loss per ordinary shares, basic and diluted	1,472,499	808,557	527,096

Net loss per ordinary share, basic and diluted	$(14.72)	$(30.57)	$(61.66)